CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt discount, convertible notes payable	$ 120,185	$ 409,649	$ 560,899
Common stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	6,000,000,000	6,000,000,000	6,000,000,000
Common stock, shares issued	1,220,311,120	768,540,617	22,493,046
Common stock, shares outstanding	1,220,307,120	768,536,617	22,489,046
Preferred stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	7,000,000	7,000,000	7,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Preferred Stock Series A [Member]
Preferred stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	3,000,000	3,000,000	3,000,000
Preferred stock, shares issued	3,000,000	3,000,000	3,000,000
Preferred stock, shares outstanding	3,000,000	3,000,000	3,000,000
Preferred Stock Series B [Member]
Preferred stock, shares par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000	1,000
Preferred stock, shares issued	350	0
Preferred stock, shares outstanding	350	0
Preferred stock, liquidation preference	$ 420,000	$ 420,000
Preferred Stock Series C [Member]
Preferred stock, shares par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	500	500
Preferred stock, shares issued	150	0
Preferred stock, shares outstanding	150	0
Preferred stock, liquidation preference	$ 180,000	$ 0